Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash	$ 10,932		$ 15,506			$ 31,425
Restricted short-term investments	8,476		8,484			9,394
Restricted cash and cash equivalents						100
Accounts receivable, net of allowance of $4,998, and $5,005 as of June 30, 2022 and December 31, 2021, respectively	20,260		10,178			5,355
Contract assets, net of allowance of $1,000 as of June 30, 2022 and December 31, 2021	8,110		3,935			4,420
Prepaid expenses and other current assets	12,421		2,588			2,611
Total Current Assets	60,199		40,691			53,305
Property and equipment, net	10,029		8,874			9,156
Goodwill	66,420		66,420			66,420	$ 27,277
Intangible assets, net	60,539		63,708			71,590
Loan receivable from related party	22,310		22,054			21,547
Operating lease right-of-use assets	2,275
Other non-current assets	1,994		1,588			1,338
TOTAL ASSETS	223,766		203,335			223,356
Current liabilities
Accounts payable	29,740		19,529			17,414
Amounts payable to related parties	1,552		716			757
Paycheck Protection Program (PPP) and other government loans, current portion	50		338
Accrued expenses and other current liabilities	21,743		10,354			11,477
Deferred revenue	6,743		6,450			7,265
Long-term debt, current portion	15,454		11,063			8,618
Total Current Liabilities	75,282		48,450			45,531
Deferred income taxes	604		512			328
Note payable to related party	195		193			189
PPP and other government loans excluding current portion	199		1,915			4,331
Long-term debt excluding current portion	166,097		162,170			148,027
Deferred revenue excluding current portion	13,138		14,288			16,139
Operating lease liabilities excluding current portion	1,648
Other long-term liabilities	2,543		2,632			356
TOTAL LIABILITIES	259,706		230,160			214,901
Commitments and contingencies (Note 6)
Shareholders' Deficit
Additional paid-in capital	163,626		163,465			159,529
Accumulated other comprehensive loss	(445)		(273)			38
Accumulated deficit	(199,121)		(190,017)			(151,112)
Total Shareholders' Deficit	(35,940)	$ (33,965)	(26,825)	$ (13,295)	$ (3,957)	8,455	$ (9,115)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	$ 223,766		$ 203,335			$ 223,356